Offerings	Feb. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series S Junior Subordinated Debentures due August 15, 2055
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the Series S Junior Subordinated Debentures due August 15, 2055 and the Series T Junior Subordinated Debentures due August 15, 2055 (collectively, the “Junior Subordinated Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of the Junior Subordinated Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series S Junior Subordinated Debentures due August 15, 2055
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the Series S Junior Subordinated Debentures due August 15, 2055 and the Series T Junior Subordinated Debentures due August 15, 2055 (collectively, the “Junior Subordinated Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of the Junior Subordinated Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series T Junior Subordinated Debentures due August 15, 2055
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the Series S Junior Subordinated Debentures due August 15, 2055 and the Series T Junior Subordinated Debentures due August 15, 2055 (collectively, the “Junior Subordinated Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of the Junior Subordinated Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series T Junior Subordinated Debentures due August 15, 2055
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the Series S Junior Subordinated Debentures due August 15, 2055 and the Series T Junior Subordinated Debentures due August 15, 2055 (collectively, the “Junior Subordinated Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of the Junior Subordinated Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.